Liability for Pension and Other Retirement Benefits (Details 5)	Mar. 31, 2011	Mar. 31, 2010
Domestic plans [Member]
Weighted-average assumptions for benefit obligations
Discount rate	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.90%	3.80%
Assumed rate of increase in future compensation levels	2.60%	2.60%
Foreign plans [Member]
Weighted-average assumptions for benefit obligations
Discount rate	6.00%	6.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	0.00%	0.00%
Assumed rate of increase in future compensation levels	4.60%	4.40%